UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [  ]; Amendment Number: __________
        This Amendment (Check only one.):  [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roark, Rearden & Hamot Capital Management, LLC*
Address: 420 Boylston Street
         Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth W. Hamot
Title:   Managing member
Phone:   (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot               Boston, MA                 May 15, 2007
---------------------           ---------------------      ---------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $130,171.87
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.     Form 13F File Number      Name
         ---     ---------------------     --------------------------------
         1       28-11734                  Costa Brava Partnership III L.P.
         2       28-11736                  Roark, Rearden & Hamot, LLC
         3       28-11733                  Seth W. Hamot

                                                  COSTA BRAVA PARTNERSHIP III L.P.
                                             FORM 13F INFORMATION TABLE AS OF 3/31/2007

                                                                        MARKET                                  VOTING AUTHORITY
                                  TITLE OF                  PRN       VALUE LONG    INVESMENT    OTHER     -------------------------
DESCRIPTION                        CLASS        CUSIP      AMOUNT       X1000      DISCRETION   MANAGERS     SOLE      SHARES   NONE
------------------------------   ----------   ---------   ---------   ----------   ----------   --------   ---------   ------   ----
BALDWIN TECHNOLOGY INC             CL A       058264102     674,360     3,365.06      Sole                   674,360
BRADLEY PHARMACEUTICALS INC        COM        104576103   1,627,700    31,235.56      Sole                 1,627,700
CANETIC RES TR                     COM        137513107     170,000     2,203.20      Sole                   170,000
CAVCO INDS INC DEL                 COM        149568107      57,789     2,019.73      Sole                    57,789
CCA INDS INC                       COM        124867102     549,300     6,536.67      Sole                   549,300
COMPUTER HORIZONS CORP             COM        205908106     800,000       600.00      Sole                   800,000
CULP INC                           COM        230215105      27,286       191.00      Sole                    27,286
DG FASTCHANNEL INC                 COM        23326R109   1,003,789    16,693.01      Sole                 1,003,789
ELECTRO SCIENTIFIC INDS            COM        285229100      10,000       192.40      Sole                    10,000
GLOBAL-TECH APPLIANCES INC         ORD        G39320109     202,900       652.93      Sole                   202,900
ICT GROUP INC                      COM        44929Y101      15,000       262.50      Sole                    15,000
I-MANY INC                         COM        44973Q103     771,638     1,535.56      Sole                   771,638
IMPAC MTG HLDGS INC                COM        45254P102      95,000       475.00      Sole                    95,000
MATRIXX INITIATIVES INC            COM        57685L105     276,692     4,496.25      Sole                   276,692
MITCHAM INDS INC                   COM        606501104      94,033     1,377.58      Sole                    94,033
OCWEN FINL CORP                    COM NEW    675746309   1,315,000    16,924.05      Sole                 1,315,000
OMNIVISION TECHNOLOGIES INC        COM        682128103     400,000     5,184.00      Sole                   400,000
OPTIMAL GROUP INC                  CL A NEW   68388R208     683,375     5,733.52      Sole                   683,375
ORANGE 21 INC                      COM        685317109     699,897     3,786.44      Sole                   699,897
PATTERSON UTI ENERGY INC           COM        703481101      25,000       561.00      Sole                    25,000
PECO II INC                        COM        705221109   1,608,639     1,383.43      Sole                 1,608,639
SALIX PHARMACEUTICALS INC          COM        795435106     400,100     5,041.26      Sole                   400,100
TECHTEAM GLOBAL INC                COM        878311109   1,202,094    15,026.18      Sole                 1,202,094
UNIFI INC                          COM        904677101   1,050,800     3,026.30      Sole                 1,050,800
WESTELL TECHNOLOGIES INC           CL A       957541105     443,127       961.59      Sole                   443,127